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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


           Report for the Calendar Year or Quarter End: March 31, 2013

If amended report check here:           []

This Amendment (check only one):        []              is a restatement
                                        []              adds new holding entries


Moelis & Company Holdings LP

Name of Institutional Investment Manager


399 Park Avenue, 5th Floor                 New York         New York       10022
Business Address             (Street)      (City)           (State)        (Zip)


13F File Number:       028-14348

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:



                               Managing Director and
Osamu Watanabe                    General Counsel             (212) 883-3800
(Name)                       (Title)                          (Phone)

Signature, Place and Date of Signing:

/s/ Osamu Watanabe
399 Park Avenue, 5th Floor
New York, New York 10022
 5/15/2013

Report Type:

[]         13F HOLDINGS REPORT.
[X]        13F NOTICE.
[]         13F COMBINATION REPORT.

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List of Other Managers Reporting for this Manager:

Form 13F File Number                          Name
028-13835                                     P&S Credit Management, L.P.

                                         FORM 13F SUMMARY PAGE

List of Other Included Managers:              None